Income Taxes - Schedule of Tax Net Operating Losses to Offset Future Taxable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
US-Federal [Member]
Schedule of Tax Net Operating Losses to Offset Future Taxable [Line Items]
Gross amount	$ 31,965
Expiring	Indefinite*	[1]
Deduction limitation	80% of taxable income*	[1]
US-State [Member]
Schedule of Tax Net Operating Losses to Offset Future Taxable [Line Items]
Gross amount	$ 37,753
Expiring	Various
Deduction limitation	80% to 100% of taxable income
Hong Kong [Member]
Schedule of Tax Net Operating Losses to Offset Future Taxable [Line Items]
Gross amount	$ 867
Expiring	Indefinite
Deduction limitation	No limitations

[1]	Under the Tax Cuts and Jobs Act, NOLs incurred after December 31, 2017 can be carried forward indefinitely, but may be limited in utilization to 80% of taxable income.